Cover	Dec. 27, 2024
Document Information Line Items
Entity Registrant Name	HORIZON SPACE ACQUISITION I CORP.
Entity Central Index Key	0001946021
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 27, 2024
Entity Ex Transition Period	false
Entity File Number	001-41578
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	1412 Broadway
Entity Address Address Line 2	21st Floor
Entity Address Address Line 3	Suite 21V
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	646
Local Phone Number	257-5537
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Redeemable Warrants (Member)
Document Information Line Items
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Trading Symbol	HSPOW
Security Exchange Name	NASDAQ
Rights Each Whole Right To Acquire (Member)
Document Information Line Items
Security 12b Title	Rights, each whole right to acquire one-tenth of one Ordinary Share
Trading Symbol	HSPOR
Security Exchange Name	NASDAQ
Unit Consisting Of One Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Units, consisting of one Ordinary Share, $0.0001 par value
Trading Symbol	HSPOU
Security Exchange Name	NASDAQ
Ordinary Shares Member
Document Information Line Items
Security 12b Title	Ordinary Shares, par value $0.0001 per share
Trading Symbol	HSPO
Security Exchange Name	NASDAQ